Notes Payable - Summary of Notes Payable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Notes Payable	$ 248,911	$ 318,995
2019 Note
Debt Instrument [Line Items]
Notes Payable	0	0
Fifth Restated Note
Debt Instrument [Line Items]
Notes Payable	0	42,534
2019 CFO Note
Debt Instrument [Line Items]
Notes Payable	0	0
Paycheck Protection Program
Debt Instrument [Line Items]
Notes Payable	0	27,550
CEO Restated Note
Debt Instrument [Line Items]
Notes Payable	$ 248,911	$ 248,911